Intangible assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	£ 13,202.8	£ 12,952.9	[1]	£ 13,214.3
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,942.9	2,906.7
Kantar [member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,522.9	2,518.2
Wunderman [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,581.2	1,514.5
VMLY&R [member]
Disclosure of information for cash-generating units [line items]
Goodwill	930.4	1,091.8
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 5,225.4	£ 4,921.7

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.